Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 74.3%
Issuer	Shares	Value ($)
Communication Services 5.4%
Diversified Telecommunication Services 0.8%
AT&T, Inc.(a)	14,776	376,788
Deutsche Telekom AG, Registered Shares	16,287	307,482
Koninklijke KPN NV	52,267	172,403
Liberty Global PLC, Class C(a),(b)	23,255	628,815
Proximus SADP	12,220	249,539
Telefonica Deutschland Holding AG	26,708	76,673
Telia Co. AB	7,891	31,102
Verizon Communications, Inc.(a)	11,432	608,525
Total		2,451,327
Entertainment 0.2%
Activision Blizzard, Inc.	3,598	284,278
Live Nation Entertainment, Inc.(b)	2,500	273,775
Total		558,053
Interactive Media & Services 2.8%
Alphabet, Inc., Class A(a),(b)	1,146	3,101,156
Alphabet, Inc., Class C(a),(b)	913	2,477,855
Meta Platforms, Inc., Class A(a),(b)	8,373	2,622,926
Yelp, Inc.(b)	4,946	170,835
Total		8,372,772
Media 1.4%
Charter Communications, Inc., Class A(b)	445	264,036
Cogeco Communications, Inc.	344	28,237
Fox Corp., Class A(a)	7,975	323,865
Fox Corp., Class B(a)	19,443	722,891
Gray Television, Inc.	27,027	563,513
Interpublic Group of Companies, Inc. (The)(a)	4,042	143,653
Nexstar Media Group, Inc., Class A	6,256	1,034,617
ProSiebenSat.1 Media AG	10,733	167,874
Quebecor, Inc., Class B	1,937	45,806
TEGNA, Inc.	46,143	893,328
Total		4,187,820
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
Freenet AG	6,787	184,848
T-Mobile USA, Inc.(b)	4,903	530,357
Total		715,205
Total Communication Services		16,285,177
Consumer Discretionary 8.6%
Auto Components 0.1%
Magna International, Inc.	2,386	192,228
Nokian Renkaat OYJ	3,309	111,877
Total		304,105
Automobiles 0.7%
Bayerische Motoren Werke AG	2,140	226,504
Harley-Davidson, Inc.	26,690	922,673
Stellantis NV	27,782	536,439
Tesla Motors, Inc.(a),(b)	159	148,938
Yamaha Motor Co., Ltd.	9,800	233,373
Total		2,067,927
Distributors 0.2%
D’ieteren Group	54	9,408
LKQ Corp.	11,975	657,308
Total		666,716
Diversified Consumer Services 0.2%
Stride, Inc.(b)	21,132	741,099
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.(a)	745	104,203
Domino’s Pizza, Inc.(a)	1,767	803,367
Entain PLC(b)	21,892	473,948
Flutter Entertainment PLC(b)	4,325	659,016
Genting Singapore Ltd.	69,100	37,759
International Game Technology PLC	18,743	501,750
La Francaise des Jeux SAEM	6,322	261,754
Las Vegas Sands Corp.(b)	11,241	492,356
Melia Hotels International SA(b)	32,472	246,079
Restaurant Brands International, Inc.	4,919	275,316
Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Travel + Leisure Co.	9,969	566,239
Wyndham Hotels & Resorts, Inc.	3,785	317,751
Total		4,739,538
Household Durables 1.6%
D.R. Horton, Inc.(a)	9,957	888,364
Electrolux AB	6,691	139,221
Iida Group Holdings Co., Ltd.	23,500	488,909
Lennar Corp., Class A(a)	13,877	1,333,719
Mohawk Industries, Inc.(b)	2,558	403,831
Sony Group Corp., ADR	1,502	167,713
Tempur Sealy International, Inc.	22,251	885,812
Whirlpool Corp.(a)	2,257	474,399
Total		4,781,968
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a),(b)	157	469,661
eBay, Inc.(a)	20,706	1,243,809
Total		1,713,470
Leisure Products 0.4%
BRP, Inc.	724	60,174
Callaway Golf Co.(b)	17,233	411,180
Hasbro, Inc.	3,919	362,429
Polaris, Inc.	4,040	454,864
Total		1,288,647
Multiline Retail 1.0%
Canadian Tire Corp., Ltd., Class A	589	85,040
Dillard’s, Inc., Class A(a)	1,821	462,024
Dollar General Corp.	1,781	371,303
Kohl’s Corp.(a)	10,401	621,044
Macy’s, Inc.(a)	11,834	302,950
Target Corp.(a)	4,848	1,068,645
Total		2,911,006
Specialty Retail 1.9%
Academy Sports & Outdoors, Inc.(a),(b)	12,643	491,813
AutoNation, Inc.(b)	2,168	236,312
AutoZone, Inc.(b)	757	1,503,667
Bath & Body Works, Inc.(a)	12,874	721,845
Buckle, Inc. (The)(a)	13,253	498,843
Chow Tai Fook Jewellery Group Ltd.	413,800	727,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Citi Trends, Inc.(a),(b)	783	38,148
Foot Locker, Inc.	5,444	243,238
H & M Hennes & Mauritz AB	7,694	153,194
Ross Stores, Inc.	2,387	233,329
TJX Companies, Inc. (The)	4,178	300,690
Ulta Beauty, Inc.(a),(b)	1,265	460,131
Total		5,608,246
Textiles, Apparel & Luxury Goods 0.3%
Carter’s, Inc.	2,466	229,634
Pandora A/S	3,547	385,700
PVH Corp.	1,141	108,406
Swatch Group AG (The)	408	119,023
Total		842,763
Total Consumer Discretionary		25,665,485
Consumer Staples 5.5%
Beverages 0.9%
Carlsberg AS, Class B	79	12,793
Coca-Cola Co. (The)(a)	13,306	811,799
Coca-Cola Europacific Partners PLC	12,721	727,005
Coca-Cola HBC AG(b)	7,857	260,229
Diageo PLC	1,969	99,358
Keurig Dr. Pepper, Inc.	18,601	705,908
Total		2,617,092
Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc.	1,600	64,534
Axfood AB	2,095	53,367
Carrefour SA	3,333	63,432
Empire Co., Ltd., Class A	9,358	288,731
Etablissements Franz Colruyt NV	3,851	156,426
George Weston Ltd.	4,400	479,824
HelloFresh SE(b)	183	12,184
Ingles Markets, Inc., Class A(a)	1,750	134,628
Jeronimo Martins SGPS SA	11,011	264,606
Kesko OYJ, Class B	14,463	456,788
Koninklijke Ahold Delhaize NV	14,818	480,468
Kroger Co. (The)(a)	1,942	84,652
Loblaw Companies Ltd.	274	21,139
METRO AG	8,175	83,448

2	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tesco PLC	19,968	80,205
U.S. Foods Holding Corp.(b)	11,384	401,400
United Natural Foods, Inc.(a),(b)	8,994	348,787
Walgreens Boots Alliance, Inc.(a)	11,956	594,931
Total		4,069,550
Food Products 1.7%
Barry Callebaut AG	16	36,730
Bunge Ltd.(a)	6,298	622,620
Campbell Soup Co.(a)	2,093	92,343
Chocoladefabriken Lindt & Spruengli AG	15	174,081
Hershey Co. (The)	3,534	696,445
Ingredion, Inc.	5,667	536,665
Kraft Heinz Co. (The)(a)	16,955	606,989
Leroy Seafood Group ASA	7,304	60,883
Mowi ASA	5,346	131,212
Nomad Foods Ltd.(b)	19,374	499,849
Orkla	11,668	111,504
Tyson Foods, Inc., Class A(a)	13,542	1,230,832
WH Group Ltd.	271,000	181,302
Total		4,981,455
Household Products 0.8%
Colgate-Palmolive Co.(a)	3,592	296,160
Essity AB, Class B	41,368	1,166,180
Henkel AG & Co. KGaA	3,600	284,440
Procter & Gamble Co. (The)(a)	3,688	591,740
Total		2,338,520
Personal Products 0.1%
Beiersdorf AG	617	61,369
Unilever PLC	4,265	218,717
Total		280,086
Tobacco 0.7%
British American Tobacco, ADR	16,261	698,735
Philip Morris International, Inc.	4,153	427,136
Swedish Match AB	88,811	687,156
Turning Point Brands, Inc.	8,778	309,249
Total		2,122,276
Total Consumer Staples		16,408,979
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.6%
Energy Equipment & Services 0.6%
Halliburton Co.	28,616	879,656
Schlumberger NV	25,386	991,831
Total		1,871,487
Oil, Gas & Consumable Fuels 6.0%
ARC Resources Ltd.	7,474	87,549
Canadian Natural Resources Ltd.	1,699	86,424
Canadian Natural Resources Ltd.	16,435	836,870
Cenovus Energy, Inc.	98,549	1,433,482
ConocoPhillips Co.	8,180	724,912
Coterra Energy, Inc.	19,717	431,802
Devon Energy Corp.	20,241	1,023,587
Diamondback Energy, Inc.	6,820	860,411
Enbridge, Inc.	1,296	54,791
Enerplus Corp.	85,555	990,732
ENI SpA	17,123	257,208
Equinor ASA	7,813	215,387
HollyFrontier Corp.	24,311	854,775
Imperial Oil Ltd.	3,788	154,989
Kosmos Energy Ltd.(b)	125,200	542,116
Marathon Petroleum Corp.	13,048	936,194
MEG Energy Corp.(b)	63,837	760,329
Oasis Petroleum, Inc.(a)	4,187	567,045
Occidental Petroleum Corp.(a)	1,507	56,769
Parex Resources, Inc.	11,619	247,160
PDC Energy, Inc.	12,321	730,266
Pioneer Natural Resources Co.	3,749	820,619
Range Resources Corp.(b)	31,622	608,724
Shell PLC	65,271	1,656,113
Suncor Energy, Inc.	8,392	239,781
Tourmaline Oil Corp.	4,693	167,318
Valero Energy Corp.	12,329	1,022,937
Viper Energy Partners LP	23,002	621,974
Whitehaven Coal Ltd.(b)	163,912	313,838
Whiting Petroleum Corp.(b)	10,484	778,437
Total		18,082,539
Total Energy		19,954,026

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.1%
Banks 4.1%
ABN AMRO Bank NV	19,185	307,901
Banco Bilbao Vizcaya Argentaria SA	62,693	400,272
Banco BPM SpA	129,638	404,154
Banco Santander SA	140,654	493,218
Bank of America Corp.(a)	19,164	884,227
Bank of Montreal	596	67,461
Bank of Nova Scotia (The)	497	35,799
BNP Paribas SA	4,352	310,687
Citigroup, Inc.(a)	10,138	660,187
DBS Group Holdings Ltd.	9,300	244,282
East West Bancorp, Inc.	6,535	564,232
Fifth Third Bancorp	19,772	882,424
Hana Financial Group, Inc.	5,031	189,560
Huntington Bancshares, Inc.	59,927	902,501
ING Groep NV	29,858	441,573
JPMorgan Chase & Co.(a)	5,460	811,356
KeyCorp	35,059	878,578
National Bank of Canada	335	26,802
NatWest Group PLC	181,225	595,647
Nordea Bank Abp	31,445	373,494
Regions Financial Corp.	13,170	302,120
Svenska Handelsbanken AB, Class A	23,818	253,842
Toronto-Dominion Bank (The)	34	2,723
Truist Financial Corp.	13,332	837,516
UniCredit SpA	8,537	135,682
United Overseas Bank Ltd.	11,600	259,244
Wells Fargo & Co.(a)	18,293	984,163
Total		12,249,645
Capital Markets 1.5%
Azimut Holding SpA	4,777	128,497
Banca Generali SpA	1,576	63,474
Bank of New York Mellon Corp. (The)	6,008	356,034
Blackstone, Inc.(a)	6,203	818,610
Charles Schwab Corp. (The)	7,317	641,701
CI Financial Corp.	1,542	28,616
Deutsche Bank AG, Registered Shares(b)	31,528	438,981
Goldman Sachs Group, Inc. (The)	1,393	494,069
Common Stocks (continued)
Issuer	Shares	Value ($)
Moody’s Corp.	1,017	348,831
Onex Capital	2,085	149,771
S&P Global, Inc.(a)	681	282,765
T. Rowe Price Group, Inc.(a)	1,080	166,784
UBS AG	18,520	343,538
UBS Group AG, Registered Shares	14,177	264,685
Total		4,526,356
Consumer Finance 0.8%
Capital One Financial Corp.	4,278	627,711
Discover Financial Services	5,326	616,484
Navient Corp.	7,562	131,806
SLM Corp.	25,928	475,519
Synchrony Financial	12,640	538,338
Total		2,389,858
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc.(a)	8,169	505,661
Berkshire Hathaway, Inc., Class B(b)	1,222	382,511
Total		888,172
Insurance 1.4%
Aegon NV	32,280	182,107
Ageas SA/NV	4,118	198,218
Alleghany Corp.(a),(b)	629	417,656
Allianz SE, Registered Shares	843	216,442
Allstate Corp. (The)	3,276	395,315
American International Group, Inc.	4,429	255,775
Aon PLC, Class A	522	144,302
ASR Nederland NV	8,381	389,680
Assicurazioni Generali SpA	3,013	63,408
Baloise Holding AG, Registered Shares	304	53,254
Everest Re Group Ltd.	1,233	349,432
Fairfax Financial Holdings Ltd.	616	297,448
Helvetia Holding AG, Registered Shares, ADR	193	24,267
iA Financial Corp., Inc.	1,047	68,125
Manulife Financial Corp.	9,541	198,678
NN Group NV	5,876	328,833
Poste Italiane SpA	4,401	59,073
RenaissanceRe Holdings Ltd.	1,154	181,374

4	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	124	13,511
Unipol Gruppo SpA	46,489	261,535
Total		4,098,433
Total Financials		24,152,464
Health Care 8.3%
Biotechnology 1.5%
AbbVie, Inc.	9,863	1,350,146
Alector, Inc.(a),(b)	643	10,198
Amgen, Inc.	2,982	677,332
Genmab A/S(b)	289	98,413
Gilead Sciences, Inc.(a)	8,482	582,544
Ironwood Pharmaceuticals, Inc.(a),(b)	35,845	399,672
iTeos Therapeutics, Inc.(a),(b)	4,483	164,167
Moderna, Inc.(a),(b)	1,912	323,759
Organogenesis Holdings, Inc.(a),(b)	32,892	252,940
Pharma Foods International Co., Ltd.	7,200	102,253
Regeneron Pharmaceuticals, Inc.(a),(b)	236	143,627
Swedish Orphan Biovitrum AB(b)	5,865	115,297
United Therapeutics Corp.(a),(b)	1,551	313,100
Total		4,533,448
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	3,389	431,962
Boston Scientific Corp.(b)	9,444	405,148
Envista Holdings Corp.(b)	6,498	280,974
Getinge AB, Series CPO	31,905	1,247,344
GN Store Nord AS	2,040	123,449
Inmode Ltd.(a),(b)	236	11,382
Koninklijke Philips NV	2,467	82,061
Medtronic PLC(a)	7,592	785,696
Ortho Clinical Diagnostics Holdings PLC(b)	10,745	186,533
Sonova Holding AG	431	153,539
Straumann Holding AG, Registered Shares	165	273,419
Stryker Corp.	1,122	278,312
Zimmer Biomet Holdings, Inc.	3,792	466,492
Total		4,726,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.7%
Amedisys, Inc.(b)	872	117,807
AmerisourceBergen Corp.	816	111,139
Anthem, Inc.(a)	763	336,475
Centene Corp.(b)	6,351	493,854
Cigna Corp.(a)	1,742	401,461
CVS Health Corp.	7,302	777,736
Galenica AG	1,718	121,332
HCA Healthcare, Inc.	2,218	532,431
Humana, Inc.	980	384,650
Molina Healthcare, Inc.(a),(b)	1,082	314,299
R1 RCM, Inc.(b)	5,601	133,192
Sonic Healthcare Ltd.	4,555	122,668
UnitedHealth Group, Inc.	2,600	1,228,682
Universal Health Services, Inc., Class B	514	66,851
Total		5,142,577
Life Sciences Tools & Services 0.9%
Avantor, Inc.(b)	15,570	581,228
ICON PLC(b)	1,185	314,878
IQVIA Holdings, Inc.(b)	601	147,185
Maravai LifeSciences Holdings, Inc., Class A(a),(b)	7,756	224,303
QIAGEN NV(b)	2,506	123,877
Sotera Health Co.(b)	12,558	270,123
Syneos Health, Inc.(b)	912	82,591
Tecan Group AG, Registered Shares	135	65,639
Thermo Fisher Scientific, Inc.	1,506	875,438
Waters Corp.(a),(b)	100	32,012
Total		2,717,274
Pharmaceuticals 2.6%
AstraZeneca PLC	2,879	334,908
Bausch Health Companies, Inc.(b)	567	13,939
Bayer AG, Registered Shares	876	53,220
Bristol-Myers Squibb Co.	2,318	150,415
H Lundbeck A/S	6,246	158,923
Jazz Pharmaceuticals PLC(b)	230	31,949
Johnson & Johnson(a)	6,507	1,121,091
Merck & Co., Inc.	518	42,207
Merck KGaA	964	211,403

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Novartis AG, ADR	2,291	199,111
Novartis AG, Registered Shares	4,063	353,032
Novo Nordisk A/S, Class B	14,955	1,487,549
Pfizer, Inc.(a)	34,356	1,810,218
Roche Holding AG	733	301,847
Roche Holding AG, Genusschein Shares	2,052	794,123
Sanofi	4,351	454,949
UCB SA	3,841	382,200
Total		7,901,084
Total Health Care		25,020,694
Industrials 11.9%
Aerospace & Defense 1.5%
Boeing Co. (The)(b)	2,113	423,107
BWX Technologies, Inc.	12,490	555,930
General Dynamics Corp.(a)	4,267	905,031
Hexcel Corp.(b)	11,696	610,180
Howmet Aerospace, Inc.	18,784	583,994
Huntington Ingalls Industries, Inc.(a)	1,072	200,678
L3Harris Technologies, Inc.(a)	1,479	309,540
Leonardo-Finmeccanica SpA(b)	11,651	84,153
Maxar Technologies, Inc.	3,891	101,205
Saab AB, Class B	7,505	177,974
Textron, Inc.	4,807	327,164
Thales SA	2,108	194,458
Total		4,473,414
Air Freight & Logistics 0.6%
Deutsche Post AG	7,166	431,254
DSV A/S	226	45,919
Expeditors International of Washington, Inc.(a)	10,888	1,246,458
Total		1,723,631
Building Products 1.3%
Advanced Drainage Systems, Inc.	7,776	879,388
AGC, Inc.	20,300	931,677
Allegion PLC	4,258	522,584
dorma+kaba Holding AG, Class B Registered Shares	108	61,841
Geberit AG	75	50,957
Lennox International, Inc.(a)	1,278	362,466
Common Stocks (continued)
Issuer	Shares	Value ($)
Owens Corning(a)	8,194	726,808
Resideo Technologies, Inc.(b)	16,112	399,255
Total		3,934,976
Commercial Services & Supplies 0.2%
Clean Harbors, Inc.(b)	5,347	494,865
ISS A/S(b)	3,669	69,125
Securitas AB	9,429	113,886
Total		677,876
Construction & Engineering 0.0%
Hochtief AG	130	10,112
Skanska AB, Class B	2,798	68,503
SNC-Lavalin Group, Inc.	1,316	29,019
Total		107,634
Electrical Equipment 0.8%
AMETEK, Inc.	2,525	345,344
Eaton Corp. PLC	1,760	278,837
Prysmian SpA	5,335	179,905
Regal Rexnord Corp.	1,921	304,440
Sensata Technologies Holding(b)	9,178	526,450
Signify NV	5,465	289,475
Vertiv Holdings Co.	20,596	429,633
Total		2,354,084
Industrial Conglomerates 0.2%
3M Co.(a)	841	139,623
Rheinmetall AG	2,652	277,266
Total		416,889
Machinery 2.2%
AGCO Corp.	3,211	376,329
Allison Transmission Holdings, Inc.	4,567	173,500
Altra Industrial Motion Corp.	4,156	200,652
Bucher Industries AG	154	70,907
Caterpillar, Inc.(a)	1,394	280,975
CNH Industrial NV	6,953	105,978
Deere & Co.	1,361	512,280
Dover Corp.	2,132	362,248
GEA Group AG	1,812	85,608
Georg Fischer AG, Registered Shares	19	27,784
Husqvarna AB, Class B	4,551	63,277

6	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iveco Group NV(b)	1,651	17,565
KION Group AG	493	45,580
Knorr-Bremse AG	251	25,449
KONE OYJ, Class B	1,037	67,160
Metso Outotec OYJ	250	2,681
Middleby Corp. (The)(b)	3,206	593,751
OC Oerlikon Corp AG	8,293	80,521
Oshkosh Corp.	2,432	276,786
Otis Worldwide Corp.(a)	13,029	1,113,068
Parker-Hannifin Corp.	921	285,519
Pentair PLC(a)	3,018	192,247
Schindler Holding AG	1,315	330,044
SKF AB, Class B	6,987	153,170
Trelleborg AB, Class B	1,951	49,124
Valmet OYJ	3,624	138,416
Volvo AB, B Shares	929	20,964
Wartsila OYJ	3,642	44,966
Westinghouse Air Brake Technologies Corp.	6,413	570,116
Yangzijiang Shipbuilding Holdings Ltd.	382,900	367,374
Total		6,634,039
Marine 0.4%
AP Moller - Maersk A/S, Class B	177	635,810
Kuehne & Nagel International AG	395	111,543
ZIM Integrated Shipping Services Ltd.(a)	6,838	456,231
Total		1,203,584
Professional Services 2.2%
Adecco Group AG, Registered Shares	12,907	614,802
ASGN, Inc.(b)	4,956	569,296
DKSH Holding AG	1,261	101,105
Heidrick & Struggles International, Inc.(a)	11,334	496,089
Jacobs Engineering Group, Inc.(a)	4,089	532,306
Korn/Ferry International(a)	516	34,252
Leidos Holdings, Inc.	6,257	559,689
Pagegroup PLC	57,074	450,353
Randstad NV	5,369	349,273
Robert Half International, Inc.(a)	16,512	1,870,149
Science Applications International Corp.	7,834	642,623
Stantec, Inc.	1,219	64,664
Teleperformance SA	727	273,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Thomson Reuters Corp.	488	52,388
Wolters Kluwer NV	537	54,655
Total		6,665,424
Road & Rail 2.0%
AMERCO(a)	2,293	1,396,322
Canadian National Railway Co.	9,279	1,129,440
Knight-Swift Transportation Holdings, Inc.(a)	19,875	1,124,528
Landstar System, Inc.	2,765	442,400
Norfolk Southern Corp.	1,592	433,008
Old Dominion Freight Line, Inc.(a)	742	224,032
TFI International, Inc.	11,331	1,090,625
Union Pacific Corp.	188	45,975
Total		5,886,330
Trading Companies & Distributors 0.5%
Brenntag SE	3,167	271,337
Finning International, Inc.	8,201	228,646
Marubeni Corp.	27,200	279,886
Toromont Industries Ltd.	592	49,967
WESCO International, Inc.(b)	4,918	599,455
Total		1,429,291
Transportation Infrastructure 0.0%
Atlantia SpA(b)	1,433	26,590
Total Industrials		35,533,762
Information Technology 10.8%
Communications Equipment 0.4%
Cisco Systems, Inc.(a)	16,196	901,631
Telefonaktiebolaget LM Ericsson, Class B	28,808	359,700
Total		1,261,331
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.(a),(b)	9,991	1,238,884
Flex Ltd.(a),(b)	22,059	356,915
Jabil, Inc.	9,858	606,168
Total		2,201,967
IT Services 2.5%
Accenture PLC, Class A(a)	543	191,994
Amdocs Ltd.	4,991	378,767
Bechtle AG	311	18,673
Capgemini SE	2,962	665,906

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CGI, Inc.(b)	522	44,568
Cognizant Technology Solutions Corp., Class A	9,896	845,316
Concentrix Corp.	4,013	806,573
EPAM Systems, Inc.(a),(b)	931	443,286
Fidelity National Information Services, Inc.	2,887	346,209
FleetCor Technologies, Inc.(b)	3,630	864,884
Gartner, Inc.(a),(b)	3,788	1,113,255
Global Payments, Inc.	2,191	328,387
Western Union Co. (The)(a)	77,740	1,470,064
Total		7,517,882
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	5,310	733,736
ASM International NV	121	41,573
ASML Holding NV	427	289,205
Broadcom, Inc.	1,091	639,195
Infineon Technologies AG	872	36,212
KLA Corp.	1,281	498,655
Kulicke & Soffa Industries, Inc.(a)	6,010	328,687
Micron Technology, Inc.	7,228	594,647
NVIDIA Corp.(a)	618	151,323
NXP Semiconductors NV	2,015	413,962
Qorvo, Inc.(b)	3,870	531,274
QUALCOMM, Inc.	4,976	874,582
Total		5,133,051
Software 4.2%
Adobe, Inc.(a),(b)	823	439,729
Bentley Systems, Inc., Class B(a)	2,935	117,899
Check Point Software Technologies Ltd.(a),(b)	3,489	422,204
Constellation Software, Inc.	100	172,234
Fortinet, Inc.(a),(b)	1,284	381,656
Intuit, Inc.(a)	1,048	581,881
Microsoft Corp.(a)	11,434	3,555,745
NortonLifeLock, Inc.(a)	29,698	772,445
Open Text Corp.	15,191	727,074
Oracle Corp.(a)	23,240	1,886,158
Oracle Corp. Japan	19,800	1,480,854
Sage Group PLC (The)	1,268	12,391
Software AG	281	10,820
SS&C Technologies Holdings, Inc.	8,779	701,179
Common Stocks (continued)
Issuer	Shares	Value ($)
TeamViewer AG(b)	1,221	18,449
Temenos AG	1,044	125,139
Trend Micro, Inc.	23,000	1,220,210
Total		12,626,067
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(a)	8,235	1,439,313
Hewlett Packard Enterprise Co.(a)	54,507	890,099
HP, Inc.(a)	9,191	337,586
NetApp, Inc.	7,233	625,727
Western Digital Corp.(b)	6,869	355,402
Total		3,648,127
Total Information Technology		32,388,425
Materials 4.5%
Chemicals 2.7%
Axalta Coating Systems Ltd.(b)	22,078	653,730
BASF SE	4,770	365,329
CF Industries Holdings, Inc.(a)	8,971	617,833
Corteva, Inc.	15,248	733,124
Covestro AG	5,117	306,984
Dow, Inc.(a)	10,818	646,159
DuPont de Nemours, Inc.	11,490	880,134
Evonik Industries AG	2,357	76,894
FMC Corp.	2,424	267,537
Ingevity Corp.(b)	191	12,589
Linde PLC	929	296,054
Mitsubishi Chemical Holdings Corp.	7,100	55,694
Mosaic Co. (The)(a)	15,202	607,320
Nutrien Ltd.	8,909	622,225
OCI NV(b)	1,249	34,183
Olin Corp.(a)	2,911	147,500
Scotts Miracle-Gro Co. (The), Class A	2,958	447,250
Solvay SA	1,286	154,949
Symrise AG	271	32,384
Tronox Holdings PLC, Class A	17,219	390,871
Valvoline, Inc.	13,828	455,494
Wacker Chemie AG	796	116,168
Yara International ASA	5,072	260,436
Total		8,180,841

8	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
Buzzi Unicem SpA	16,628	347,211
HeidelbergCement AG	712	49,547
Holcim Ltd., Registered Shares(b)	2,569	139,243
Total		536,001
Containers & Packaging 0.4%
Avery Dennison Corp.	1,475	302,995
Crown Holdings, Inc.	4,796	548,662
Graphic Packaging Holding Co.	13,212	249,839
Huhtamaki OYJ	2,092	82,474
Total		1,183,970
Metals & Mining 1.0%
ArcelorMittal SA	3,096	91,964
Aurubis AG	2,283	237,987
Boliden AB	1,280	51,831
Endeavour Mining PLC	1,041	23,193
Evraz PLC	26,726	181,566
Ferroglobe PLC(b)	78,804	400,324
Kinross Gold Corp.	21,679	117,165
Lundin Mining Corp.	17,902	149,142
Norsk Hydro ASA	16,131	123,972
Nucor Corp.(a)	10,336	1,048,070
SSAB AB, Class A(b)	28,301	167,553
Steel Dynamics, Inc.(a)	5,222	289,925
ThyssenKrupp AG(b)	4,542	46,745
Total		2,929,437
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	4,296	87,454
UPM-Kymmene OYJ	3,600	131,207
West Fraser Timber Co., Ltd.	5,294	490,023
Total		708,684
Total Materials		13,538,933
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.7%
Canadian Apartment Properties REIT	46,000	2,023,255
Dexus Property Group	2,584	18,811
Extra Space Storage, Inc.(a)	520	103,059
GPT Group (The)	172,066	609,742
Common Stocks (continued)
Issuer	Shares	Value ($)
Host Hotels & Resorts, Inc.(b)	17,517	303,745
Iron Mountain, Inc.(a)	34,437	1,581,347
Klepierre	6,131	163,074
Lamar Advertising Co., Class A	2,590	286,868
Link REIT (The)	43,600	374,328
Mirvac Group	79,639	147,584
Regency Centers Corp.(a)	2,222	159,429
RioCan Real Estate Investment Trust	75,900	1,321,376
Segro PLC	22,058	388,877
Simon Property Group, Inc.(a)	2,039	300,141
Stockland	14,076	40,573
Ventas, Inc.	7,004	371,352
Total		8,193,561
Real Estate Management & Development 0.1%
Swire Pacific Ltd., Class A	23,500	142,365
Total Real Estate		8,335,926
Utilities 1.8%
Electric Utilities 0.5%
BKW AG	620	73,964
Fortum OYJ	29,051	790,760
NRG Energy, Inc.(a)	14,534	580,343
Total		1,445,067
Gas Utilities 0.7%
AltaGas Ltd.	801	16,453
Italgas SpA	28,764	190,832
UGI Corp.(a)	40,551	1,838,988
Total		2,046,273
Independent Power and Renewable Electricity Producers 0.0%
Capital Power Corp.	459	14,256
Uniper SE	1,931	87,377
Total		101,633
Multi-Utilities 0.5%
A2A SpA	75,440	143,304
Atco Ltd., Class I	3,544	119,383
E.ON SE	12,453	171,758
Engie SA	45,549	700,626
Hera	50,171	208,580
Total		1,343,651

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.1%
United Utilities Group PLC	29,497	425,521
Total Utilities		5,362,145
Total Common Stocks (Cost $185,978,473)		222,646,016

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%
BMW AG	1,102	95,374
Volkswagen AG	781	162,660
Total		258,034
Total Consumer Discretionary		258,034
Consumer Staples 0.3%
Household Products 0.3%
Henkel AG & Co. KGaA	10,397	850,355
Total Consumer Staples		850,355
Total Preferred Stocks (Cost $1,081,744)		1,108,389

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vista Oil & Gas SAB de CV(b),(c),(d)	692,543	119,520
Total Energy		119,520
Total Warrants (Cost $137,248)		119,520

Money Market Funds 17.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(e),(f)	51,463,291	51,452,998
Total Money Market Funds (Cost $51,450,762)		51,452,998
Total Investments (Cost $238,648,227)		275,326,923

Investments in Securities Sold Short

Common Stocks (24.6)%
Issuer	Shares	Value ($)
Communication Services (1.6)%
Diversified Telecommunication Services (0.2)%
Proximus SADP	(11,956)	(244,148)
Telia Co. AB	(91,609)	(361,068)
Total		(605,216)
Entertainment (0.6)%
Bilibili Inc., ADR(b)	(881)	(31,091)
Embracer Group AB(b)	(91,663)	(919,685)
IMAX Corp.(b)	(11,313)	(195,149)
Lions Gate Entertainment Corp.(b)	(19,121)	(299,817)
Walt Disney Co. (The)(b)	(2,687)	(384,161)
Total		(1,829,903)
Interactive Media & Services (0.5)%
Adevinta ASA(b)	(21,429)	(224,819)
Angi, Inc.(b)	(38,312)	(328,717)
Genius Sports Ltd.(b)	(16,806)	(108,903)
Twitter, Inc.(b)	(5,596)	(209,906)
Zillow Group, Inc., Class C(b)	(14,218)	(717,725)
Total		(1,590,070)
Media (0.3)%
Cable One, Inc.	(148)	(228,620)
JCDecaux SA(b)	(12,422)	(340,041)
New York Times Co. (The)	(6,037)	(241,661)
Total		(810,322)
Total Communication Services		(4,835,511)
Consumer Discretionary (3.3)%
Auto Components (0.3)%
Adient PLC(b)	(8,797)	(369,210)
Luminar Technologies, Inc.(b)	(15,643)	(229,014)
Musashi Seimitsu Industry Co., Ltd.	(26,600)	(400,696)
Total		(998,920)
Automobiles (0.2)%
Aston Martin Lagonda Global Holdings PLC(b),(g)	(11,205)	(181,873)
Rivian Automotive, Inc.(b)	(7,848)	(515,927)
Total		(697,800)
Diversified Consumer Services (0.0)%
WW International, Inc.(b)	(4,977)	(62,710)

10	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (0.7)%
Domino’s Pizza Group PLC	(49,131)	(257,572)
Hyatt Hotels Corp., Class A(b)	(3,366)	(308,359)
Las Vegas Sands Corp.(b)	(1,136)	(49,757)
Papa John’s International, Inc.	(2,548)	(314,551)
PointsBet Holdings Ltd.(b)	(7,570)	(26,529)
Shake Shack, Inc., Class A(b)	(1,509)	(99,700)
Vail Resorts, Inc.	(501)	(138,827)
Whitbread PLC(b)	(11,220)	(461,676)
Wingstop, Inc.	(1,324)	(202,903)
Wynn Resorts Ltd.(b)	(1,858)	(158,766)
Total		(2,018,640)
Household Durables (0.2)%
Hovnanian Enterprises, Inc., Class A(b)	(3,977)	(385,292)
LGI Homes, Inc.(b)	(1,282)	(159,622)
Vuzix Corp.(b)	(19,081)	(124,599)
Total		(669,513)
Internet & Direct Marketing Retail (0.7)%
Chewy, Inc., Class A(b)	(4,216)	(200,724)
Delivery Hero SE(b)	(5,768)	(445,232)
Fiverr International Ltd.(b)	(1,112)	(94,865)
Just Eat Takeaway.com NV(b)	(13,064)	(645,111)
Rakuten Group, Inc.	(16,900)	(146,614)
Wayfair, Inc., Class A(b)	(3,219)	(501,906)
Total		(2,034,452)
Leisure Products (0.1)%
Peloton Interactive, Inc.(b)	(6,894)	(188,413)
Shimano, Inc.	(900)	(201,818)
Total		(390,231)
Multiline Retail (0.1)%
Big Lots, Inc.	(5,021)	(210,430)
Specialty Retail (0.8)%
Carvana Co.(b)	(5,835)	(945,620)
Dick’s Sporting Goods, Inc.	(1,900)	(219,260)
Five Below, Inc.(b)	(1,244)	(204,016)
Floor & Decor Holdings, Inc., Class A(b)	(2,088)	(227,007)
National Vision Holdings, Inc.(b)	(3,654)	(149,376)
RH(b)	(229)	(92,246)

Common Stocks (continued)
Issuer	Shares	Value ($)
Warby Parker, Inc.(b)	(3,866)	(143,699)
Williams-Sonoma Inc	(1,550)	(248,837)
Total		(2,230,061)
Textiles, Apparel & Luxury Goods (0.2)%
Crocs, Inc.(b)	(1,739)	(178,456)
Moncler SpA	(3,177)	(203,899)
VF Corp.	(3,334)	(217,410)
Total		(599,765)
Total Consumer Discretionary		(9,912,522)
Consumer Staples (1.4)%
Beverages (0.2)%
Coca-Cola Bottlers Japan Holdings, Inc.	(32,300)	(378,890)
National Beverage Corp.	(5,025)	(224,467)
Total		(603,357)
Food & Staples Retailing (0.4)%
Ocado Group PLC(b)	(36,484)	(743,383)
Rite Aid Corp.(b)	(7,404)	(78,557)
Sprouts Farmers Market, Inc.(b)	(9,264)	(251,425)
Total		(1,073,365)
Food Products (0.7)%
B&G Foods, Inc.	(10,645)	(331,060)
Beyond Meat, Inc.(b)	(4,239)	(276,086)
Cal-Maine Foods, Inc.	(5,173)	(201,747)
Campbell Soup Co.	(6,453)	(284,706)
Freshpet, Inc.(b)	(2,424)	(225,505)
Hormel Foods Corp.	(7,201)	(341,831)
Oatly Group AB, ADR(b)	(44,803)	(318,549)
Tattooed Chef, Inc.(b)	(21,143)	(268,516)
Total		(2,248,000)
Personal Products (0.1)%
Beiersdorf AG	(2,977)	(296,103)
Total Consumer Staples		(4,220,825)
Energy (1.6)%
Energy Equipment & Services (0.5)%
Baker Hughes, a GE Co.	(22,057)	(605,244)
Dril-Quip, Inc.(b)	(20,059)	(507,292)
NOV, Inc.	(35,766)	(587,278)
Total		(1,699,814)

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels (1.1)%
Energy Fuels, Inc.(b)	(41,800)	(258,465)
Hess Corp.	(6,590)	(608,191)
Neste OYJ	(3,800)	(171,378)
New Fortress Energy, Inc.	(18,595)	(408,346)
NexGen Energy Ltd.(b)	(88,200)	(362,889)
Paladin Energy Ltd.(b)	(569,059)	(296,737)
Renewable Energy Group, Inc.(b)	(11,532)	(464,279)
TC Energy Corp.	(8,600)	(444,089)
Uranium Energy Corp.(b)	(82,543)	(215,437)
Total		(3,229,811)
Total Energy		(4,929,625)
Financials (3.2)%
Banks (1.9)%
Bank of Hawaii Corp.	(5,275)	(454,019)
Commerce Bancshares, Inc.	(7,233)	(498,426)
Commonwealth Bank of Australia	(7,075)	(471,830)
Community Bank System, Inc.	(7,052)	(503,654)
Cullen/Frost Bankers, Inc.	(4,238)	(597,600)
CVB Financial Corp.	(22,182)	(488,670)
First Financial Bankshares, Inc.	(10,563)	(496,355)
Glacier Bancorp, Inc.	(7,291)	(378,622)
Hang Seng Bank Ltd.	(27,100)	(536,521)
Independent Bank Corp.	(3,387)	(285,693)
Trustmark Corp.	(4,946)	(161,141)
United Bankshares, Inc.	(13,081)	(462,152)
Westamerica Bancorporation	(8,382)	(486,827)
Total		(5,821,510)
Capital Markets (0.8)%
Ashmore Group PLC	(48,150)	(184,569)
B. Riley Financial, Inc.	(5,417)	(333,525)
Credit Suisse Group AG, Registered Shares	(48,905)	(464,862)
Deutsche Bank AG(b)	(34,243)	(476,783)
Hamilton Lane, Inc., Class A	(4,021)	(363,740)
Hargreaves Lansdown PLC	(15,654)	(284,210)
WisdomTree Investments, Inc.	(51,677)	(289,908)
Total		(2,397,597)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance (0.2)%
Credit Acceptance Corp.(b)	(895)	(482,906)
Insurance (0.3)%
eHealth, Inc.(b)	(1,199)	(26,198)
GoHealth, Inc., Class A(b)	(11,533)	(31,831)
Goosehead Insurance, Inc.	(1,481)	(145,997)
Lemonade, Inc.(b)	(8,121)	(259,304)
RLI Corp.	(3,216)	(336,972)
Total		(800,302)
Total Financials		(9,502,315)
Health Care (3.2)%
Biotechnology (1.2)%
Allogene Therapeutics, Inc.(b)	(4,794)	(54,891)
Alnylam Pharmaceuticals, Inc.(b)	(164)	(22,566)
Argenx SE(b)	(2,247)	(601,279)
CureVac NV(b)	(6,402)	(123,623)
Exact Sciences Corp.(b)	(11,472)	(876,002)
Global Blood Therapeutics, Inc.(b)	(5,366)	(154,809)
Idorsia Ltd.(b)	(7,871)	(183,344)
Inovio Pharmaceuticals, Inc.(b)	(7,519)	(31,129)
Kodiak Sciences, Inc.(b)	(2,381)	(139,765)
Myriad Genetics, Inc.(b)	(5,687)	(149,511)
Rubius Therapeutics, Inc.(b)	(4,344)	(29,322)
Seagen, Inc.(b)	(4,757)	(639,864)
TG Therapeutics, Inc.(b)	(19,750)	(228,507)
Verve Therapeutics, Inc.(b)	(4,320)	(124,502)
Total		(3,359,114)
Health Care Equipment & Supplies (0.5)%
Align Technology, Inc.(b)	(175)	(86,618)
Ambu A/S	(4,806)	(101,834)
Figs, Inc.(b)	(6,917)	(155,494)
Glaukos Corp.(b)	(2,348)	(125,007)
Insulet Corp.(b)	(1,383)	(342,984)
Nevro Corp.(b)	(401)	(26,346)
Novocure Ltd.(b)	(8,400)	(576,660)
Straumann Holding AG, Registered Shares	(77)	(127,596)
Total		(1,542,539)

12	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.5)%
Accolade, Inc.(b)	(14,111)	(269,520)
Alignment Healthcare, Inc.(b)	(6,561)	(49,864)
Fulgent Genetics, Inc.(b)	(1,257)	(80,284)
Guardant Health, Inc.(b)	(4,152)	(288,772)
Hims & Hers Health, Inc.(b)	(18,386)	(89,724)
Oak Street Health, Inc.(b)	(34,976)	(607,883)
Progyny, Inc.(b)	(3,966)	(160,623)
Total		(1,546,670)
Health Care Technology (0.2)%
Definitive Healthcare Corp.(b)	(7,736)	(169,264)
GoodRx Holdings, Inc., Class A(b)	(3,653)	(87,708)
Phreesia, Inc.(b)	(3,853)	(120,175)
Teladoc Health, Inc.(b)	(3,062)	(234,886)
Total		(612,033)
Life Sciences Tools & Services (0.3)%
10X Genomics, Inc., Class A(b)	(4,527)	(435,814)
Gerresheimer AG	(3,426)	(307,452)
Oxford Nanopore Technologies PLC(b)	(25,377)	(165,528)
Total		(908,794)
Pharmaceuticals (0.5)%
Axsome Therapeutics, Inc.(b)	(7,053)	(193,534)
Canopy Growth Corp.(b)	(81,800)	(657,669)
Cassava Sciences, Inc.(b)	(2,735)	(121,024)
Nippon Shinyaku Co., Ltd.	(2,700)	(176,501)
Provention Bio, Inc.(b)	(40,717)	(218,243)
Royalty Pharma PLC, Class A	(3,941)	(157,680)
Total		(1,524,651)
Total Health Care		(9,493,801)
Industrials (4.4)%
Aerospace & Defense (0.1)%
Boeing Co. (The)(b)	(559)	(111,934)
Safran SA	(563)	(68,162)
Virgin Galactic Holdings, Inc.(b)	(26,148)	(240,562)
Total		(420,658)

Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics (0.5)%
Atlas Air Worldwide Holdings, Inc.(b)	(4,001)	(321,400)
Cargojet, Inc.	(5,068)	(718,208)
FedEx Corp.	(1,349)	(331,665)
Total		(1,371,273)
Airlines (0.6)%
Air Canada(b)	(2,500)	(44,959)
Frontier Group Holdings, Inc.(b)	(14,068)	(184,010)
Joby Aviation, Inc.(b)	(34,195)	(141,909)
Qantas Airways Ltd.(b)	(106,874)	(365,792)
Singapore Airlines Ltd.(b)	(58,500)	(218,211)
Spirit Airlines, Inc.(b)	(19,398)	(416,475)
United Continental Holdings, Inc.(b)	(6,256)	(268,257)
Wheels Up Experience, Inc.(b)	(44,263)	(169,085)
Total		(1,808,698)
Building Products (0.6)%
AZEK Co., Inc. (The)(b)	(4,673)	(154,349)
Gibraltar Industries, Inc.(b)	(3,998)	(219,090)
Lennox International, Inc.	(1,479)	(419,474)
Tecnoglass, Inc.	(24,729)	(509,418)
Xinyi Glass Holdings Ltd.	(192,000)	(508,986)
Total		(1,811,317)
Commercial Services & Supplies (0.2)%
Healthcare Services Group, Inc.	(6,264)	(113,942)
MSA Safety, Inc.	(2,615)	(359,301)
Total		(473,243)
Electrical Equipment (1.2)%
Ballard Power Systems, Inc.(b)	(92,500)	(964,914)
Blink Charging Co.(b)	(12,834)	(268,359)
FuelCell Energy, Inc.(b)	(75,877)	(321,718)
ITM Power PLC(b)	(53,844)	(199,820)
NEL ASA(b)	(69,908)	(94,918)
Plug Power, Inc.(b)	(42,458)	(928,556)
Rockwell Automation, Inc.	(972)	(281,122)
Sunrun, Inc.(b)	(26,352)	(683,307)
Total		(3,742,714)
Industrial Conglomerates (0.2)%
General Electric Co.	(5,725)	(540,898)

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery (0.3)%
Enerpac Tool Group Corp.	(14,871)	(265,447)
NTN Corp.(b)	(101,200)	(204,108)
Proto Labs, Inc.(b)	(2,673)	(134,131)
VAT Group AG	(557)	(227,149)
Total		(830,835)
Professional Services (0.2)%
Dun & Bradstreet Holdings, Inc.(b)	(12,930)	(259,376)
Nielsen Holdings PLC	(15,898)	(299,836)
Total		(559,212)
Road & Rail (0.4)%
Keio Corp.	(7,700)	(346,351)
TuSimple Holdings, Inc.(b)	(10,876)	(204,034)
Uber Technologies, Inc.(b)	(21,209)	(793,216)
Total		(1,343,601)
Trading Companies & Distributors (0.1)%
Custom Truck One Source, Inc.(b)	(24,963)	(205,196)
Total Industrials		(13,107,645)
Information Technology (3.3)%
Electronic Equipment, Instruments & Components (0.4)%
Hirose Electric Co., Ltd.	(1,700)	(253,398)
Itron, Inc.(b)	(3,183)	(197,346)
Landis+Gyr Group AG(b)	(3,112)	(205,260)
Novanta, Inc.(b)	(3,066)	(423,414)
Total		(1,079,418)
IT Services (0.6)%
Affirm Holdings, Inc.(b)	(3,933)	(251,987)
Bechtle AG	(1,789)	(107,416)
Fastly, Inc.(b)	(9,848)	(282,244)
Jack Henry & Associates, Inc.	(1,724)	(289,304)
Limelight Networks, Inc.(b)	(20,728)	(88,509)
Okta, Inc.(b)	(1,389)	(274,869)
Twilio, Inc.(b)	(2,374)	(489,329)
Total		(1,783,658)

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.4)%
Allegro MicroSystems, Inc.(b)	(5,603)	(159,013)
Canadian Solar, Inc.(b)	(4,103)	(114,843)
Melexis NV	(2,907)	(304,807)
Wolfspeed, Inc.(b)	(3,839)	(361,788)
Xinyi Solar Holdings Ltd.	(218,000)	(349,730)
Total		(1,290,181)
Software (1.8)%
Appfolio, Inc., Class A(b)	(2,282)	(263,023)
Appian Corp.(b)	(2,065)	(116,404)
Blackberry Ltd.(b)	(40,100)	(329,974)
Blackline, Inc.(b)	(3,767)	(346,074)
Ceridian HCM Holding, Inc.(b)	(3,102)	(235,194)
DocuSign, Inc.(b)	(2,180)	(274,179)
Duck Creek Technologies, Inc.(b)	(6,699)	(171,159)
Guidewire Software, Inc.(b)	(4,164)	(419,898)
Jamf Holding Corp.(b)	(8,515)	(281,506)
Lightspeed Commerce, Inc.(b)	(23,000)	(746,552)
Palantir Technologies, Inc., Class A(b)	(8,727)	(119,647)
Procore Technologies, Inc.(b)	(4,953)	(309,860)
Q2 Holdings, Inc.(b)	(4,086)	(266,612)
Splunk, Inc.(b)	(7,760)	(961,619)
Unity Software, Inc.(b)	(2,703)	(284,220)
Wisetech Global Ltd.	(9,268)	(301,853)
Total		(5,427,774)
Technology Hardware, Storage & Peripherals (0.1)%
Canon, Inc.	(13,200)	(312,190)
Total Information Technology		(9,893,221)
Materials (1.9)%
Chemicals (0.6)%
Diversey Holdings Ltd.(b)	(19,548)	(215,028)
Ecolab, Inc.	(731)	(138,488)
Johnson Matthey PLC	(5,649)	(149,182)
PureCycle Technologies, Inc.(b)	(20,279)	(120,660)
Quaker Chemical Corp.	(1,655)	(346,176)
RPM International, Inc.	(2,408)	(213,373)

14	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Umicore SA	(12,027)	(455,290)
Yara International ASA	(4,487)	(230,398)
Total		(1,868,595)
Containers & Packaging (0.2)%
BillerudKorsnas AB	(8,645)	(137,455)
Greif, Inc., Class A	(6,922)	(409,506)
Total		(546,961)
Metals & Mining (0.9)%
Allegheny Technologies, Inc.(b)	(32,147)	(587,969)
Antofagasta PLC	(13,030)	(237,033)
Compass Minerals International, Inc.	(5,422)	(289,535)
De Grey Mining Ltd.(b)	(269,814)	(218,602)
Eurasia Mining PLC(b)	(823,433)	(238,098)
Greatland Gold PLC(b)	(1,611,996)	(299,180)
KGHM Polska Miedz SA	(12,586)	(434,157)
Southern Copper Corp.	(7,330)	(468,314)
Total		(2,772,888)
Paper & Forest Products (0.2)%
Nippon Paper Industries Co., Ltd.	(45,100)	(456,988)
Total Materials		(5,645,432)
Real Estate (0.6)%
Equity Real Estate Investment Trusts (REITS) (0.3)%
Alexandria Real Estate Equities, Inc.	(1,514)	(294,988)
EastGroup Properties, Inc.	(1,416)	(283,072)
Extra Space Storage, Inc.	(998)	(197,794)
SL Green Realty Corp.	(4,132)	(299,653)
Total		(1,075,507)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development (0.3)%
Howard Hughes Corp. (The)(b)	(3,349)	(322,542)
KE Holdings, Inc., ADR(b)	(2,771)	(60,380)
Redfin Corp.(b)	(10,419)	(308,090)
Zillow Group, Inc., Class A(b)	(4,443)	(221,528)
Total		(912,540)
Total Real Estate		(1,988,047)
Utilities (0.1)%
Gas Utilities (0.1)%
Spire, Inc.	(3,611)	(238,037)
Total Utilities		(238,037)
Total Common Stocks (Proceeds $86,152,620)		(73,766,981)
Total Investments in Securities Sold Short (Proceeds $86,152,620)		(73,766,981)
Total Investments in Securities, Net of Securities Sold Short		201,559,942
Other Assets & Liabilities, Net		97,858,761
Net Assets		299,418,703

At January 31, 2022, securities and/or cash totaling $184,608,120 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
592,502 AUD	417,383 USD	Citi	03/16/2022	—	(1,623)
241,000 CAD	192,448 USD	Citi	03/16/2022	2,867	—
1,445,003 CAD	1,131,870 USD	Citi	03/16/2022	—	(4,837)
193,000 CHF	210,247 USD	Citi	03/16/2022	1,733	—
1,061,002 CHF	1,140,262 USD	Citi	03/16/2022	—	(6,029)
10,500 DKK	1,603 USD	Citi	03/16/2022	16	—
3,172,500 DKK	474,826 USD	Citi	03/16/2022	—	(4,623)
Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
946,501 EUR	1,070,776 USD	Citi	03/16/2022	6,465	—
1,823,000 EUR	2,030,355 USD	Citi	03/16/2022	—	(19,550)
2,000 GBP	2,705 USD	Citi	03/16/2022	16	—
734,002 GBP	981,562 USD	Citi	03/16/2022	—	(5,349)
1,400,500 HKD	179,753 USD	Citi	03/16/2022	132	—
137,502 ILS	43,051 USD	Citi	03/16/2022	—	(424)
157,887,999 JPY	1,368,463 USD	Citi	03/16/2022	—	(4,058)
4,500 NOK	508 USD	Citi	03/16/2022	2	—
2,098,003 NOK	233,063 USD	Citi	03/16/2022	—	(2,655)
18,500 NZD	12,168 USD	Citi	03/16/2022	3	—
1,752,500 SEK	189,158 USD	Citi	03/16/2022	1,140	—
2,572,003 SEK	272,850 USD	Citi	03/16/2022	—	(3,088)
325,000 SGD	238,755 USD	Citi	03/16/2022	—	(1,778)
20,820 USD	29,500 AUD	Citi	03/16/2022	41	—
405,313 USD	563,002 AUD	Citi	03/16/2022	—	(7,169)
960,620 USD	1,226,753 CAD	Citi	03/16/2022	4,402	—
363,863 USD	459,250 CAD	Citi	03/16/2022	—	(2,595)
123,471 USD	114,312 CHF	Citi	03/16/2022	30	—
1,239,427 USD	1,139,690 CHF	Citi	03/16/2022	—	(8,122)
8,680 USD	58,000 DKK	Citi	03/16/2022	85	—
475,404 USD	3,125,000 DKK	Citi	03/16/2022	—	(3,133)
871,212 USD	782,001 EUR	Citi	03/16/2022	8,123	—
2,247,425 USD	1,987,500 EUR	Citi	03/16/2022	—	(12,545)
623,916 USD	468,378 GBP	Citi	03/16/2022	5,848	—
362,143 USD	267,624 GBP	Citi	03/16/2022	—	(2,307)
77,903 USD	607,500 HKD	Citi	03/16/2022	12	—
101,805 USD	793,000 HKD	Citi	03/16/2022	—	(99)
44,344 USD	137,502 ILS	Citi	03/16/2022	—	(869)
33,863 USD	3,914,500 JPY	Citi	03/16/2022	166	—
1,346,021 USD	153,973,499 JPY	Citi	03/16/2022	—	(7,528)
189,432 USD	1,706,003 NOK	Citi	03/16/2022	2,243	—
44,759 USD	396,500 NOK	Citi	03/16/2022	—	(211)
12,874 USD	18,500 NZD	Citi	03/16/2022	—	(709)
478,858 USD	4,324,503 SEK	Citi	03/16/2022	—	(14,902)
231,825 USD	314,500 SGD	Citi	03/16/2022	937	—
7,797 USD	10,500 SGD	Citi	03/16/2022	—	(26)
592,498 AUD	417,380 USD	JPMorgan	03/16/2022	—	(1,623)
241,000 CAD	192,448 USD	JPMorgan	03/16/2022	2,866	—
1,444,997 CAD	1,131,864 USD	JPMorgan	03/16/2022	—	(4,838)
193,000 CHF	210,247 USD	JPMorgan	03/16/2022	1,733	—
1,060,998 CHF	1,140,256 USD	JPMorgan	03/16/2022	—	(6,030)
10,500 DKK	1,603 USD	JPMorgan	03/16/2022	16	—
3,172,500 DKK	474,826 USD	JPMorgan	03/16/2022	—	(4,623)
946,499 EUR	1,070,772 USD	JPMorgan	03/16/2022	6,464	—
1,823,000 EUR	2,030,353 USD	JPMorgan	03/16/2022	—	(19,552)
2,000 GBP	2,705 USD	JPMorgan	03/16/2022	16	—
733,998 GBP	981,555 USD	JPMorgan	03/16/2022	—	(5,351)
1,400,500 HKD	179,753 USD	JPMorgan	03/16/2022	132	—
137,498 ILS	43,050 USD	JPMorgan	03/16/2022	—	(424)
157,888,001 JPY	1,368,461 USD	JPMorgan	03/16/2022	—	(4,060)
4,500 NOK	508 USD	JPMorgan	03/16/2022	2	—
2,097,997 NOK	233,062 USD	JPMorgan	03/16/2022	—	(2,656)
18,500 NZD	12,168 USD	JPMorgan	03/16/2022	3	—
1,752,500 SEK	189,158 USD	JPMorgan	03/16/2022	1,140	—
2,571,997 SEK	272,849 USD	JPMorgan	03/16/2022	—	(3,089)
325,000 SGD	238,755 USD	JPMorgan	03/16/2022	—	(1,778)
20,820 USD	29,500 AUD	JPMorgan	03/16/2022	41	—
405,310 USD	562,998 AUD	JPMorgan	03/16/2022	—	(7,169)
16	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
960,617 USD	1,226,748 CAD	JPMorgan	03/16/2022	4,400	—
363,862 USD	459,249 CAD	JPMorgan	03/16/2022	—	(2,595)
123,471 USD	114,312 CHF	JPMorgan	03/16/2022	30	—
1,239,424 USD	1,139,686 CHF	JPMorgan	03/16/2022	—	(8,124)
8,680 USD	58,000 DKK	JPMorgan	03/16/2022	85	—
475,404 USD	3,125,000 DKK	JPMorgan	03/16/2022	—	(3,134)
871,211 USD	781,999 EUR	JPMorgan	03/16/2022	8,122	—
2,247,428 USD	1,987,500 EUR	JPMorgan	03/16/2022	—	(12,548)
623,911 USD	468,374 GBP	JPMorgan	03/16/2022	5,847	—
362,144 USD	267,624 GBP	JPMorgan	03/16/2022	—	(2,307)
77,903 USD	607,500 HKD	JPMorgan	03/16/2022	12	—
101,805 USD	793,000 HKD	JPMorgan	03/16/2022	—	(99)
44,343 USD	137,498 ILS	JPMorgan	03/16/2022	—	(869)
33,863 USD	3,914,500 JPY	JPMorgan	03/16/2022	166	—
1,346,022 USD	153,973,501 JPY	JPMorgan	03/16/2022	—	(7,530)
189,432 USD	1,705,997 NOK	JPMorgan	03/16/2022	2,243	—
44,759 USD	396,500 NOK	JPMorgan	03/16/2022	—	(211)
12,874 USD	18,500 NZD	JPMorgan	03/16/2022	—	(709)
478,858 USD	4,324,497 SEK	JPMorgan	03/16/2022	—	(14,902)
231,826 USD	314,500 SGD	JPMorgan	03/16/2022	936	—
7,797 USD	10,500 SGD	JPMorgan	03/16/2022	—	(26)
Total				68,515	(228,476)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	5	02/2022	EUR	754,010	—	(11,826)
CAC40 Index	14	02/2022	EUR	979,510	—	(19,588)
DAX Index	2	03/2022	EUR	770,200	—	(14,874)
FTSE 100 Index	14	03/2022	GBP	1,035,510	29,602	—
FTSE/MIB Index	2	03/2022	EUR	267,670	2,080	—
Hang Seng Index	1	02/2022	HKD	1,193,100	56	—
IBEX 35 Index	1	02/2022	EUR	85,819	—	(2,528)
OMXS30 Index	21	02/2022	SEK	4,813,200	—	(3,217)
S&P 500 Index E-mini	93	03/2022	USD	20,944,763	—	(604,501)
S&P/TSX 60 Index	5	03/2022	CAD	1,276,900	13,389	—
SPI 200 Index	6	03/2022	AUD	1,030,200	—	(35,888)
TOPIX Index	11	03/2022	JPY	208,835,000	—	(57,369)
Total					45,127	(749,791)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore Index	(1)	02/2022	SGD	(33,255)	—	(133)

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR minus 1.642%†	Total return on Sillajen, Inc.	Monthly	Macquarie	09/19/2023	USD	33,405	24,682††	(19)	—	—	24,663	—
SOFR minus 3.000%	Total return on Acer, Inc.	Monthly	Macquarie	09/19/2023	USD	233,060	14,237	(249)	—	—	13,988	—
SOFR minus 1.000%	Total return on Advantech Ltd.	Monthly	Macquarie	09/19/2023	USD	325,263	6,476	(112)	—	—	6,364	—
Total return on Samsung Electronics Co., Ltd	SOFR plus 0.800%	Monthly	Macquarie	09/19/2023	USD	269,379	(10,381)	835	—	—	—	(9,546)
Total							35,014	455	—	—	45,015	(9,546)

†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these swap contracts amounted to $24,682, which represents 0.01% of total net assets.
††	Valuation based on significant unobservable inputs.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	0.050%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $119,520, which represents 0.04% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	22,000,966	172,974,313	(143,521,007)	(1,274)	51,452,998	(2,269)	15,461	51,463,291

(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $181,873, which represents 0.06% of total net assets.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
18	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2022 (Unaudited)
Currency Legend  (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2022	19

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT284_04_M01_(03/22)